Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Summary of Accounts Receivable
	As of December 31,
	2025	2024
	US$	US$
Commission receivable from insurance brokerage	—	572
Receivable from hotel operations, hospitality and VIP services	1,136	1,484
Receivable from media and entertainment services	5,977	4,973
	7,113	7,029